Operating Risk (Tables)	12 Months Ended
Mar. 31, 2021
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

	Percentage of net sales
	Year ended March 31,
	2019	2020	2021

Customer A	*%	*%	*%
Customer B	11.5%	12.0%	19.3%
Customer C	*%	*%	10.0%
Customer D	12.5%	11.6%	11.2%
Customer E	11.1%	18.7%	*%
Customer F	*%	*%	11.2%

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2020 and 2021, respectively, are as follows:

	Percentage of
	accounts
	receivable at
	March 31,
	2020	2021

Customer A	10.2%	*%
Customer B	*%	10.1%
Customer C	14.6%	17.1%
Customer D	10.0%	*%
Customer E	*%	12.7%

*	Less than 10%